Earn-Out Shares - Summary of Estimated Fair Value of Earn-Out Shares (Detail) - Earn Out Shares [Member]	Sep. 30, 2021 shares yr	Aug. 25, 2021 yr shares
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	65.0	60.0
Forecast period (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.3	0.2
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	1.9	2.0
Cost of equity
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	20.0	20.0
Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | shares	14.05	16.98